Related Parties Balances and Transactions (Details)	13 Months Ended
	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Related Party Transaction [Line Items]
Number of directors			1
Allowance for credit losses		$ 88	$ 88	$ 87,160
Expiration date	Jun. 30, 2025
Rental expense (in Dollars)	$ 10,000
PFHGL [Member]
Related Party Transaction [Line Items]
Allowance for credit losses			1,686,600
PSL [Member]
Related Party Transaction [Line Items]
Allowance for credit losses			$ 15,432